Note 9 - Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
9.       Debt:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2011	December 31, 2012
Borrower / Vessel(s)

HSH
Warhol / Miss Marilena	32,932	29,456
Indiana / Tyrrhenian Wave	23,911	21,224
Britto / Britto	29,500	26,393
Jeke / Evian (ex Papillon)*		15,662
DVB
Banksy / Ionian Wave**	21,110	-
Hongbo / Hongbo	26,306	24,289
Hongbo / Bridge Loan	4,928	3,520
ALPHA
Lichtenstein / Lichtenstein	29,179	26,819
LAURASIA TRADING***
The Company	3,942	3,032
Debt Discount	(371)
LOANS FROM RELATED PARTIES
CENTRAL MARE INC
The Company	2,147	2,218
SHIPPING FINANCIAL SERVICES INC
The Company	396	414
Total	173,980	153,027
Less-current portion	(173,980)	(153,027)

Borrower / Vessel(s)	December 31,	December 31,
	2011	2012
Jeke / Evian (ex Papillon)*	19,769	-
Banksy / Ionian Wave**	-	19,592
Debt related to Vessel held for sale	19,769	19,592

*M/V Evian as of December 31, 2011 was classified as held for sale, while as of December 31, 2012 it is classified as held for use.

**M/T UACC Sila as of December 31, 2012 was classified as held for sale.

***The Laurasia Trading facility was presented under Convertible Loans as of December 31, 2010 and 2011 but the conversion feature was cancelled on August 15, 2012

(a) HSH:

As of December 31, 2011, the Company's subsidiaries had a total outstanding balance with HSH of $107,277, excluding unamortized financing fees of $1,164, under two facilities (bulker financing and product tanker financing). As of December 31, 2012, the Company's subsidiaries had a total outstanding balance with HSH of $93,664, excluding unamortized financing fees of $929, under two facilities (bulker financing and product tanker financing), as follows:

Bulker Financing

M/V Evian: At December 31, 2012, Jeke had a loan outstanding of $15,768, maturing in February 2015, excluding unamortized financing fees of $106, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 3.125%). The applicable interest rate as of December 31, 2012 is 3.44%. On July 26, 2012 the Company executed a letter agreement that enabled it to apply all HSH pledged funds related to the facility as a prepayment, leading to a prepayment of $2,225 in August 2012. The prepayment amount will reduce on a pro-rata basis all future repayments of the facility.

The facility contains various covenants, including i) asset maintenance whereby the fair market value of the vessel and the fair value of any additional security is required to be greater than or equal to a required percentage of the outstanding loan and the fair value of the outstanding swaps. The minimum required percentage is set at 130% up to November 2011 and 135% from then on until maturity, ii) market value adjusted net worth required to be greater than or equal to $250,000 and greater than 35% of total assets, and iii) EBITDA greater than 120% of fixed charges, iv) minimum liquid funds of $25,000 or $500 per group vessel which is free of any security interest (other than a permitted security interest and other than ordinary bankers' liens which have not been enforced or become capable of being enforced) v) no dividend payout in excess of 70% of net income per year and full dividend restriction in case of breach of covenant and vi) cross collateralization of the two facilities.

As of December 31, 2012, the Company was not in compliance with the asset maintenance, the EBITDA, the adjusted net worth and the minimum liquid funds covenants. The facility provides that default rate of two percent (2%) on top of the applicable rate shall apply for as long as there is an event of default. From April 1, 2011, onwards HSH has been charging the default rate of 2% on top of margin, in respect of the covenant breaches. As of the date of this report the Company is in discussion with HSH to resolve the covenant breaches and avoid being charged the default rate.

Product Tanker Financing

Warhol: At December 31, 2012, Warhol had a loan outstanding of $29,712, maturing in February 2019, excluding unamortized financing fees of $256, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 3.75%). The applicable interest rate as of December 31, 2012 is 4.06%.

Indiana: At December 31, 2012, Indiana had a loan outstanding of $21,527, maturing in March 2019, excluding unamortized financing fees of $303, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 3.75%). The applicable interest rate as of December 31, 2012 is 4.06%.

Britto: At December 31, 2012, Britto had a loan outstanding of $26,658, maturing in May 2019, excluding unamortized financing fees of $265, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 3.75%). The applicable interest rate as of December 31, 2012 is 4.06%.

On July 26, 2012 the Company executed a letter agreement that enabled it to apply all HSH pledged funds related to the facility as a prepayment, leading to a prepayment of $1,500 in August 2012 and a prepayment of $750 in September 2012. Prepayments were equally allocated to all three vessels of the facility and the prepayment amounts will reduce on a pro-rata basis all future repayments of the facility. The credit facility contains a provision whereby the bank may choose to use an alternative base interest rate if it believes that the LIBOR is not representative of its funding cost. During 2011, the bank used cost of funds instead of LIBOR as this appeared in REUTERS screen at the corresponding electronic pages of KLIEM (Carl Kliem GmgH).

The facility contains various covenants, including i) asset maintenance whereby the fair market value of the vessel and vessels and of any additional security is required to be greater than or equal to a required percentage of the outstanding loan and the fair value of outstanding swaps. The minimum required percentage is set at 120% up to October 2012 and 125% from then on until maturity, ii) market value adjusted net worth required to be greater than or equal to $250,000 and greater than or equal to 35% of total assets, and iii) EBITDA required to be greater than 120% of fixed charges, iv) minimum liquid funds of $25,000 or $500 per group vessel which is free of any security interest (other than a permitted security interest and other than ordinary bankers' liens which have not been enforced or become capable of being enforced), v) no dividend payout in excess of 70% of net income per year and full dividend restriction in case of breach of covenant.

As of December 31, 2012, the Company was not in compliance with the asset maintenance, the EBITDA, the adjusted net worth and the minimum liquid funds covenants.  The facility provides that default rate of two percent (2%) on top of the applicable rate shall apply for as long as there is an event of default. From April 1, 2011, onwards HSH has been charging the default rate of 2% on top of margin, in respect of the covenant breaches. As of the date of this report the Company is in discussion with HSH to resolve the covenant breaches and avoid being charged the default rate.

 (b)   DVB:

As of December 31, 2011, the Company's subsidiaries had a total outstanding balance with DVB of $53,364, excluding unamortized financing fees of $1,020, under one facility. As of December 31, 2012, the Company's subsidiaries had a total outstanding balance with DVB of $48,247, excluding unamortized financing fees of $846, under one facility, as follows:

Tranche A:

Tranche A-Banksy: As of December 31, 2012, Banksy had a loan outstanding of $20,000, excluding unamortized financing fees of $408, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 1.75%). The applicable interest rate as of December 31, 2012 is 2.31%.

Tranche A-Hongbo: As of December 31, 2012, Hongbo had a loan outstanding of $24,727, excluding unamortized financing fees of $438, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 1.55%). The applicable interest rate as of December 31, 2012 is 2.11%.

The credit facility contains a provision whereby the bank may choose to use an alternative base interest rate if it believes that the LIBOR is not representative of its funding cost. From January 1, 2012 to May 30, ,2012, the bank used cost of funds instead of LIBOR as this appeared in REUTERS screen at the corresponding electronic pages of KLIEM (Carl Kliem GmgH). From June 12012 to December 312012, the bank continued using cost of funds instead of LIBOR but switched from KLIEM to USD-EURIBOR as this appeared in REUTERS screen.

Tranche B:  On July 31, 2009, the Company amended its $80,000 product tanker facility with DVB in order to take account of a bridge loan (Top Up Loan) of $12,512 used in the financing of the delivery installment of the M/T Hongbo. The bridge loan was payable in full on July 30, 2010. Furthermore, the facility included a cash sweep mechanism whereby 100% of the aggregate of any excess cash being hire earned by M/T Hongbo and M/T Ionian Wave above capital repayments in connection with the relevant loan tranches and interest expenses in connection with relevant tranches and the Top Up Loan, was applied on a quarterly basis as prepayment against the outstanding Top Up Loan, starting on September 16, 2009. During 2009, the Company prepaid a total amount of $1,313 of the Top Up Loan in accordance with the cash sweep mechanism. In March and June 2010, the Company prepaid an additional amount of $550 and $587, respectively.

On December 1, 2010 the Company  entered into an amended agreement with DVB Bank which among other changes, reassigned the distribution of the outstanding loan facility between the two vessels that were financed and cross-collateralized this facility with a then existing Bulker facility. In addition, the Company obtained waivers for covenant breaches until the end of the year 2010 and restructured the loan relating to the acquisition of the product tankers the M/T Ionian Wave and M/T Hongbo part of which, the Top Up Loan, was due to be repaid on July 30, 2010. Pursuant to the term sheet signed ahead of this agreement, the Company made a partial repayment of $7,710 against the Top Up Loan, out of which $3,710 was funded by cash on hand and $4,000 by two unsecured bridge loan financing facilities with unrelated third parties, Laurasia Trading and Santa Lucia Holdings.

As of December 31, 2012 the outstanding amount of the Top Up Loan, renamed to Tranche B, was $3,520, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 1.75%). The applicable interest rate as of December 31, 2012 is 2.31%.

In connection with the July 2009 amendment of the product tanker financing, the Company issued 1,251,240 common shares to Hongbo Shipping Company Limited, a wholly owned subsidiary, who pledged these shares in favor of DVB. The Company is in the process of canceling these common shares.

The facility, as amended on December 1, 2010, contains various financial covenants, including (i) minimum required security cover whereby the fair market value of the mortgaged vessels and of any additional security is required to be greater than or equal to 115% for the first five years, up to August 2014 and 125% thereafter of the outstanding loan (excluding amounts relating to Tranche B) and the fair value of the outstanding swaps, (ii) minimum net asset value of $225,000, calculated on an annual basis, (iii) book equity required to be greater than $180,000, (iv) minimum Free Cash of $25,000 or $500 per vessel ($250 per vessel as cash in hand may be included); and (v) EBITDAR/Interest Expense: minimum 1.50:1.00.

As of December 31, 2012, the Company was in breach of the net asset value, the book equity, the minimum cash balance as well as the cross default provision of the facility as a result of covenant breaches in other credit facilities.  As of the date of this report the Company is in discussions with DVB in relation to covenants.

 (c)ALPHA:

As of December 31, 2011, the Company's subsidiaries had a total outstanding balance with ALPHA of $29,400, excluding unamortized financing fees of $221 under one facility. As of December 31, 2012, the Company's subsidiaries had a total outstanding balance with ALPHA of $27,000, excluding unamortized financing fees of $181 under one facility, as follows:

Lichtenstein: At December 31, 2011, Lichtenstein had a loan outstanding of $27,000, maturing in February 2019, excluding unamortized financing fees of $181, which bears interest at LIBOR plus a margin (as of December 31, 2012 the margin was 3%). The applicable interest rate as of December 31, 2012 is 3.25%. On February 28, 2013 the Company entered into a supplemental agreement which increased the quarterly repayments from $600 to $750, effective from February 2013 onwards, and decreased the balloon accordingly. This supplemental agreement also fixed the interest margin of the facility to 3% for the duration of the loan.

The facility contains various covenants, including i) asset maintenance whereby the fair market value of the vessel and any additional security is required to be greater than or equal to 130% of the outstanding loan, ii) market value adjusted net worth required to be greater than or equal to $250,000 iii) book equity (total assets less consolidated debt) required to be greater than $100,000, and iv) minimum cash balances of $25,000.

As of December 31, 2012, the Company was not in compliance with the asset maintenance, the adjusted net worth, the book equity and the minimum cash balance covenants. As of the date of this report the Company is in discussions with ALPHA in relation to covenants.

Other loans

Laurasia Trading Ltd Credit Facility:

On August 6, 2010, the Company entered into an unsecured bridge loan financing facility with an unrelated party for $2,000. The purpose of this loan was to refinance part of the DVB Top Up Loan which was due to be repaid on July 30, 2010.

The Company had undertaken to repay the loan by August 17, 2011 in cash or shares or in combination as demanded by the lender. Interest and fees in connection with the facility will be paid in cash by the same date. In case repayment or part repayment is made in shares, the number of shares will be calculated as the dollar amount of the liability as of the repayment date divided by $4, meaning that a full repayment by means of shares will result in a transfer of 0.5 million shares to Laurasia Trading Ltd. However the number of shares cannot exceed 15% of the Company's total number of outstanding shares due to anti-takeover provisions in the Company's Stockholders Rights Agreement, unless the board specifically agrees to allow a shareholder to exceed such limit.

Since the Company's stock price was above the debt conversion price of $4 on August 6, 2010, the conversion feature contains a beneficial share settlement option and in accordance with the Financial Accounting Standards Board's, or FASB's, Codifications topic 470-20 "Debt with Conversion and Other Options" the Company calculated the beneficial conversion feature to be $2,000 at the time of issuance, by multiplying the number of shares into which the debt is convertible by the difference between the conversion price and the market price of the Company's stock at the time of issuance. The Company recorded this amount as debt discount, to be amortized over the duration of the loan, with a corresponding credit to additional paid in capital. The total interest expense related to the facility in the Company's consolidated statement of comprehensive income/ (loss) for the year ended December 31, 2010 was $833 of which $787 is non-cash amortization of the debt discount and $46 is the contractual interest at an interest rate of 6% per year. As of December 31, 2010 the unamortized debt discount was $ 1,213.

On February 15, 2011, the Company entered into an amendment of the initial facility which provides for a new repayment date, specifically, February 15, 2012, with no other change to the terms of the debt or the conversion feature.

On that same date the Company also entered into a new unsecured bridge loan facility for $2,000. The Company had undertaken to repay the loan by February 15, 2012 in cash or shares or in combination as demanded by the lender. Interest and fees in connection with the facility would have been payable in cash at the same date. In the case repayment or part repayment would have been made in shares, the number of shares would have been calculated as the dollar amount of the liability as of the repayment date divided by $4. The total shareholding of Laurasia, resulting from both facilities, couldn’t have had exceed 15% of the Company's total number of outstanding shares due to anti-takeover provisions in the Company's Stockholders Rights Agreement unless the board would have specifically agreed to allow a shareholder to exceed such limit. The loan bared an interest of 8.0% per annum.

On January 20, 2012, the Company amended both Laurasia loans setting the interest for both facilities to 8% and extending maturity to August 15, 2012, with no other change to the terms of the debt or the conversion feature.

On August 15, 2012, the Company amended both Laurasia loans and consolidated them in one facility without a debt conversion feature. Furthermore the Company assigned a long-term receivable (see note 19) to Laurasia in return for a $750 reduction in principal outstanding. Finally the Laurasia loan was extended for one more year to August 15, 2013, with no other changes in the terms.

The total interest expense related to the facility in the Company's consolidated statement of comprehensive income/ (loss)for the year ended December 31, 2012 was $667 of which $371 is non-cash amortization of the debt discount and $296 is the contractual interest. As of December 31, 2012, the unamortized debt discount was $0.

As of December 31, 2011 and 2012, the outstanding amount was $4 and $3.25 million respectively.

Shipping Financial Services Inc Credit Facility:

On July 1, 2011 the Company entered into an unsecured credit facility with Shipping Financial Services Inc, a related party ultimately controlled by the family of our Chief Executive Officer, for Euro 350 ($ 462 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012) to be used for general working capital purposes. The Company had undertaken to repay the loan within 12 months of its receipt, however the loan was extended on July 8, 2012 and is now due to be repaid on July 8, 2013. The loan bears interest at a rate of 8% per annum. As of December 31, 2011, the outstanding amount was Euro 350 ($ 453 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011). As of December 31, 2012, the outstanding amount was Euro 350 ($462 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012). Related party interest expense for the years ended December 31, 2011 and 2012 incurred in connection with this credit facility, amounted to $17,468 and $36,095 respectively and is included in interest and finance costs in the accompanying consolidated statements of comprehensive income/(loss) (Note 15).

Central Mare Inc Credit Facility:

On July 16, 2011 the Company entered into an unsecured credit facility with Central Mare Inc, a related party ultimately controlled by the family of our Chief Executive Officer, for Euro 1,800 ($ 2,375 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012)  to be used for general working capital purposes. Part of this facility was used to prepay the loan of the MV Astrale following its sale. The Company had undertaken to repay the loan within 12 months of its receipt, however the loan was extended on July 21, 2012 and is now due to be repaid on July 21, 2013. The loan bears interest at a rate of 8%. As of December 31, 2011, the outstanding amount was Euro 1,800 ($ 2,329 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011). As of December 31, 2012, the outstanding amount was Euro 1,800 ($ 2,375 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012). Related party interest expense for the years ended December 31, 2011 and 2012 incurred in connection with this credit facility, amounted to $5,615 and $185,634 respectively and is included in interest and finance costs in the accompanying consolidated statements of comprehensive income/(loss) (Note 15).

Loans Securities: All secured loans are secured as follows:

•     Mortgages over the Company's vessels;

•     Assignments of insurance and earnings of the mortgaged vessels;

•     Corporate guarantee of TOP Ships Inc;

•     Pledge over the earnings accounts of the vessels.

Debt Covenants:

As of December 31, 2012 and 2011, the Company was in breach of loan covenants relating to EBITDA, overall cash position (minimum liquidity covenants), book equity, adjusted net worth, the asset cover with certain banks, as well cross-default covenants with all banks. As a result of these covenant breaches with all the banks, the Company has classified all its debt and financial instruments as current.

Interest Expense: Interest expense for the years ended December 31, 2010, 2011 and 2012, amounted to $11,241, $10,068 and $7,240 respectively and is included in interest and finance costs in the accompanying consolidated statements of comprehensive income/(loss) (Note 15).

Financing Costs: The additions in deferred financing costs amounted to $971 and $1,128 during the years ended December 31, 2011 and 2012. For 2012, this figure is due to the extension of the Laurasia, Central Mare and Shipping Financial Services facilities.

The weighted average interest rates, as of December 31, 2011 and 2012, excluding all swaps, were 4.01% and 3.55%, respectively.

The vessel-owning subsidiary companies with outstanding loans had restricted net assets amounting to $44,438 and $15,806 as of December 31, 2011 and 2012, respectively.

Scheduled Principal Repayments: The annual principal payments required to be made after December 31, 2012, are as follows:

Year ending December 31, 2012	Amount
Principal payments	174,998
Excluding unamortized financing fees	(2,379)
172,619